Stock Option Plan	6 Months Ended
Feb. 24, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan
Stock Option Plan
Stock-based compensation includes stock options and restricted stock unit awards, which are awarded to employees, directors, and consultants of the Company. Stock-based compensation expense is recognized for equity awards over the vesting period based on their grant date fair value. Stock-based compensation expense is included within the same financial statement caption where the recipient’s other compensation is reported.

The Company issued stock options to purchase 67,400 shares of common stock exercisable at $12.00 per share during the twenty-six week period ended February 24, 2018, for a total of 2,645,092 stock options outstanding with a weighted average exercise price of $12.00 per share, as of February 24, 2018. The Company also awarded additional 69,804 restricted stock units at a weighted average fair value of $11.97 per share during the twenty-six week period ended February 24, 2018 for a total of 135,649 outstanding restricted stock units as of February 24, 2018. The Company recorded $0.9 million of stock-based compensation expense during the thirteen week successor period ended February 24, 2018 compared to $0.6 million of stock-based compensation expense recorded during thirteen week predecessor period ended February 25, 2017. The Company recorded $2.0 million of stock-based compensation expense during the twenty-six week successor period ended February 24, 2018 compared to $1.1 million of stock-based compensation expense recorded during the twenty-six week predecessor period ended February 25, 2017.
As of August 26, 2017, 65,845 shares of restricted stock units were outstanding which had not fully vested and are not included in the outstanding common stock included within the Condensed Consolidated Balance Sheets.